Income Taxes - Operating loss and credit carryforwards (Details)	Dec. 31, 2016 USD ($)
Operating loss carryforwards
Estimated net operating losses available eah year	$ 756,000
Federal
Operating loss carryforwards
Net operating loss carryforwards	116,400,000
Illinois
Operating loss carryforwards
Net operating loss carryforwards	420,800,000
Alternative minimum tax credits | Federal
Operating loss carryforwards
Tax credit carryforwards	$ 1,100,000